Cover	Aug. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2026
Entity File Number	001-42935
Entity Registrant Name	Elauwit Connection, Inc.
Entity Central Index Key	0002063863
Entity Tax Identification Number	99-3101171
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1021 Second Avenue
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Columbia
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29209
City Area Code	704
Local Phone Number	558-3099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ELWT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false